Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income(4) ($ millions)	Adjusted EBITDA(5) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$7,310,991	$(6,059,972)	$2,998,448	$(374,142)	$82	$201	$(53)	$971

2024	$7,194,436	$(14,062,706)	$2,181,904	$(2,070,640)	$144	$199	$28	$1,063

2023	$8,391,649	$4,663,073	$2,472,306	$1,619,850	$192	$168	$476	$1,061

2022	$8,594,799	$20,813,067	$2,444,495	$4,501,198	$195	$132	$340	$970

2021	$17,660,600	$47,137,307	$4,713,101	$8,546,475	$176	$146	$160	$740

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The Company's principal executive officer ("PEO") for 2021-2025 is Mr. Soultz. The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Mr. Boswell (2021-2025), Mr. Lopez (2021-2025), Mr. Jacobsen (2025), Sally J. Shanks (2021-2025), Graeme Parkes (2022-2024), Ms. Gorcyca (2023-2025), Christopher J. Miner (2020-2022), and Kelly Williams (2020-2021).
Peer Group Issuers, Footnote	The Peer Group for which Total Shareholder Return is provided in column (g) for each listed fiscal year consists of the constituent companies in the S&P MidCap 400 Index listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis for fiscal year 2025.
PEO Total Compensation Amount	$ 7,310,991	$ 7,194,436	$ 8,391,649	$ 8,594,799	$ 17,660,600
PEO Actually Paid Compensation Amount	$ (6,059,972)	(14,062,706)	4,663,073	20,813,067	47,137,307
Adjustment To PEO Compensation, Footnote	The following amounts were deducted from or added to total compensation in the Summary Compensation Table ("SCT") in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
PEO SCT Total to CAP Reconciliation

Fiscal Year	2021	2022	2023	2024	2025

SCT Total	$17,660,600	$8,594,799	$8,391,649	$7,194,436	$7,310,991

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$0	$0	$0	$0	$0

+ Service Cost of Pension in Fiscal Year	$0	$0	$0	$0	$0

+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0	$0	$0

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(14,635,168)	$(5,103,737)	$(5,665,871)	$(5,659,553)	$(5,293,974)

+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$30,020,871	$8,174,053	$4,131,113	$2,440,813	$0

+ Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$13,368,813	$10,303,770	$(3,668,762)	$(18,670,417)	$0

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0	$1,396,301
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$722,191	$(1,155,818)	$1,474,944	$632,015	$(9,638,581)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0	$0	$0	$165,291

Compensation Actually Paid	$47,137,307	$20,813,067	$4,663,073	$(14,062,706)	$(6,059,972)

Non-PEO NEO Average Total Compensation Amount	$ 2,998,448	2,181,904	2,472,306	2,444,495	4,713,101
Non-PEO NEO Average Compensation Actually Paid Amount	$ (374,142)	(2,070,640)	1,619,850	4,501,198	8,546,475
Adjustment to Non-PEO NEO Compensation Footnote	The following amounts were deducted from or added to total compensation in the Summary Compensation Table ("SCT") in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2021	2022	2023	2024	2025

Average SCT Total	$4,713,101	$2,444,495	$2,472,306	$2,181,904	$2,998,448

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$0	$0	$0	$0	$0

+ Service Cost of Pension in Fiscal Year	$0	$0	$0	$0	$0

+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0	$0	$0

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,314,083)	$(1,356,246)	$(1,491,647)	$(1,400,172)	$(1,978,496)

+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$5,205,205	$1,831,987	$1,066,149	$516,254	$637,909

+ Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$1,491,613	$1,623,529	$(633,986)	$(3,313,983)	$(2,111,281)

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$147,770	$208,160	$0	$9,018	$0
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$302,869	$(250,726)	$207,028	$184,204	$38,088
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$(247,865)	$0

+ Dividends Accrued During Fiscal Year	$0	$0	$0	$0	$41,190

Average Compensation Actually Paid	$8,546,475	$4,501,198	$1,619,850	$(2,070,640)	$(374,142)

(i)Certain of Mr. Williams’ equity awards were modified in February 2021 as part of his Separation and Release Agreement, consistent with his employment agreement. The rules prescribed by the SEC do not specify how CAP should reflect the incremental fair value expense recorded in connection with the modification and reported in the “Stock Awards” column. As CAP is meant to track the value of an equity award over the course of its vesting period, we are not adding any additional fair value when calculating the “Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year” as we believe this methodology best reflects the value of the award to Mr. Williams.

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and peer group’s TSR during the period 2021-2025. Initial $100 investment on 12/31/2020
Compensation Actually Paid vs. Net Income
The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income (Loss) and Adjusted EBITDA during the period 2021-2025.
(1)In 2025, the Company generated $53 million of net loss, which included $301.9 million of restructuring costs related to our Network Optimization Plan, consisting of accelerated depreciation of rental equipment, and $41.0 million of accelerated depreciation expense to implement the Company's real estate exit initiatives prior to the approval of the Network Optimization Plan. Excluding these costs and other relevant expenses, the Company generated $219 million of Adjusted Net Income in 2025, which is a non-GAAP financial measure. Reconciliations to comparable GAAP measures can be found in Appendix B.

Compensation Actually Paid vs. Company Selected Measure	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income (Loss) and Adjusted EBITDA during the period 2021-2025.
Total Shareholder Return Vs Peer Group	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and peer group’s TSR during the period 2021-2025. Initial $100 investment on 12/31/2020
Tabular List, Table

Most Important Financial Measures
	•Adjusted EBITDA •Lease Revenue •Relative TSR •Stock Price
Total Shareholder Return Amount	$ 82	144	192	195	176
Peer Group Total Shareholder Return Amount	201	199	168	132	146
Net Income (Loss)	$ (53,000,000)	$ 28,000,000	$ 476,000,000	$ 340,000,000	$ 160,000,000
Company Selected Measure Amount	971,000,000	1,063,000,000	1,061,000,000	970,000,000	740,000,000
PEO Name	Mr. Soultz.
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following information has been provided about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.
As discussed in the Compensation Discussion and Analysis, the Compensation Committee's pay-for-performance philosophy aligns the Company's executive officers’ compensation with the Company's short-term and long-term objectives as well as emphasizes stockholder value creation. While the Compensation Committee did not use the information provided below to determine compensation for our NEOs for 2025, the results are aligned with this philosophy. In 2025, Adjusted EBITDA and share price declined compared to 2023 and 2024, resulting in a significant loss of value for our executives as illustrated by the negative Compensation Actually Paid ("CAP") figures. CAP has been determined under the SEC-defined methodology, and the figures below do not represent compensation actually realized. However, for equity-
based compensation, in addition to equity that has vested in the applicable year, CAP includes the change in fair value for unvested awards. Importantly, these unvested award values have not actually been earned or realized by the executives.
	In 2025, the Company generated $53 million of net loss, which included $301.9 million of restructuring costs related to our Network Optimization Plan, consisting of accelerated depreciation of rental equipment, and $41.0 million of accelerated depreciation expense to implement the Company's real estate exit initiatives prior to the approval of the Network Optimization Plan. Excluding these costs and other relevant expenses, the Company generated $219 million of Adjusted Net Income in 2025, which is a non-GAAP financial measure. Reconciliations to comparable GAAP measures can be found in Appendix B.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure. Reconciliations to comparable GAAP measures can be found in Appendix B.
Measure:: 2
Pay vs Performance Disclosure
Name	Lease Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,293,974)	(5,659,553)	(5,665,871)	(5,103,737)	(14,635,168)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,440,813	4,131,113	8,174,053	30,020,871
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(18,670,417)	(3,668,762)	10,303,770	13,368,813
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,396,301	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,638,581)	632,015	1,474,944	(1,155,818)	722,191
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,291	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,978,496)	(1,400,172)	(1,491,647)	(1,356,246)	(3,314,083)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	637,909	516,254	1,066,149	1,831,987	5,205,205
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,111,281)	(3,313,983)	(633,986)	1,623,529	1,491,613
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	9,018	0	208,160	147,770
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,088	184,204	207,028	(250,726)	302,869
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(247,865)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 41,190	$ 0	$ 0	$ 0	$ 0